Loans, financing and debentures (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about borrowings [line items]
Balance at beginning		R$ 285,853
Acquisition Agrifirma		123,862
Contracting		301,009	90,594
Payment of principal		(143,967)	(73,178)
Payment Interest		(86,013)	(4,037)
Appropriation of interest		23,710	17,650
Foreign exchange variation		9,659	(980)
Balance at end		514,113	285,853
Agricultural Cost Financing (Reais) [Member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning		38,588	31,847
Acquisition Agrifirma
Contracting		166,346	37,523
Payment of principal		(38,185)	(32,148)
Payment Interest		(1,848)
Appropriation of interest		5,123	1,366
Foreign exchange variation
Balance at end		170,024	38,588
Agricultural Cost Financing (PYG) [Member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning		18,364	11,486
Acquisition Agrifirma
Contracting		14,181	22,838
Payment of principal		(4,017)	(15,046)
Payment Interest		(1,020)	(1,297)
Appropriation of interest		2,007	1,365
Foreign exchange variation		6,534	(982)
Balance at end		36,049	18,364
Bahia Project Financing [Member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning	[1]	28,534	30,277
Acquisition Agrifirma	[1]
Contracting	[1]
Payment of principal	[1]	(16,953)	(3,018)
Payment Interest	[1]	(2,864)	(318)
Appropriation of interest	[1]	1,537	1,593
Foreign exchange variation	[1]
Balance at end	[1]	10,254	28,534
Financing of Machinery and Equipment - FINAME [Member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning		5,542	6,041
Acquisition Agrifirma
Contracting
Payment of principal		(5,346)	(479)
Payment Interest		(481)	(560)
Appropriation of interest		433	538
Foreign exchange variation		82	2
Balance at end		230	5,542
Sugarcane Financing [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning		43,482	34,512
Acquisition Agrifirma
Contracting		43,482	30,233
Payment of principal		(15,689)	(22,487)
Payment Interest		(2,194)	(1,862)
Appropriation of interest		4,208	3,086
Foreign exchange variation		1
Balance at end		73,290	43,482
Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning		152,889	143,108
Acquisition Agrifirma
Contracting
Payment of principal
Payment Interest		(11,626)
Appropriation of interest		7,169	9,781
Foreign exchange variation
Balance at end		148,432	152,889
Transaction costs [Member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning		(1,546)	(1,467)
Acquisition Agrifirma
Contracting
Payment of principal
Payment Interest
Appropriation of interest		(136)	(79)
Foreign exchange variation
Balance at end		(1,682)	(1,546)
Working Capital Financing [Member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning
Acquisition Agrifirma		123,862
Contracting		77,000
Payment of principal		(63,777)
Payment Interest		(65,980)
Appropriation of interest		3,369
Foreign exchange variation		3,042
Balance at end		R$ 77,516

[1]	Financing to raise funds for opening of areas and improvements in Jatoba and Chaparral farms.